Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Operations in hydrocarbon consortiums
Note 29. Operations in hydrocarbon consortiums
29.1 General considerations
Hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the federal or provincial government based on the free availability of hydrocarbons produced.
29.2 Oil and gas areas and interests in joint operations
As of December 31, 2023, 2022 and 2021, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:
29.2.1 Bajada del Palo Oeste and Bajada del Palo Este areas
On December 21, 2018, through Decree No. 2,357/18, the Province of Neuquén approved the division and conversion of the operating concession in Bajada del Palo; in two unconventional hydrocarbon operating concessions (“CENCH” by Spanish acronym)
so-called
Bajada del Palo Este and Bajada del Palo Oeste for 35 (thirty-five) years, including the payment of 12% royalties for the new production of unconventional formations. This decree replaces the conventional operating concession initially granted and determines the term of the concessions until December 21, 2053.
In turn, Vista Argentina paid the following items to the Province of Neuquén: (i) an exploitation bonus for 1,168; (ii) an infrastructure bonus for about 2,796; and (iii) 3,935 as corporate social responsibility. Vista Argentina also paid 1,102 as stamp tax and committed to a major reserve development and exploration plan in the area.
The Company entered into certain agreements with Trafigura over the Bajada del Palo Oeste area, as described below. However, the Company maintains the operation in Bajada del Palo Oeste and owns 100% in CENCH.
29.2.1.1 Farmout agreement I
On June 28, 2021, Vista Argentina entered into a farmout agreement with Trafigura (“farmout agreement I”), whereby it undertook to develop, initially, 5 (five) pads made up of 4 (four) wells each in Bajada del Palo Oeste area. Moreover, Trafigura may hold interests in up to 2 (two) additional pads under the same terms and conditions.

By virtue of the farmout agreement, a joint venture was established and Trafigura was entitled to contractual rights for 20% of hydrocarbon output in the pads under the agreement and bear 20% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 25,000 as follows: (i) a 5,000 down payment; and (ii) 4 (four) payments of 5,000 for each pad, which should be paid upon commencement of hydrocarbon production in each pad included in the farmout agreement I, which should be validated by Trafigura.
As of December 31, 2023, all committed pads were put into production under such agreement.
29.2.1.2 Farmout agreement II
On October 11, 2022, Vista Argentina entered into a farmout agreement II with Trafigura, whereby it undertook to develop 3 (three) pads in Bajada del Palo Oeste area. Trafigura was entitled to contractual rights for 25% of hydrocarbon output in the pads under the agreement and bear 25% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement II, Trafigura agreed to pay to Vista Argentina 20,400 as follows: (i) 3 (three) payments of 6,800 for each pad, which should be paid upon commencement of hydrocarbon production in each pad included in the farmout agreement II, which should be validated by Trafigura.
As of December 31, 2023, all committed pads were put into production under such agreement.
29.2.2 Coirón Amargo Norte
Originally, the Joint operating agreement (“JOA”) Coirón Amargo owned an area located in the Province of Neuquén made up of an operating concession (“Coirón Amargo Norte”) and an evaluation lot (“Coirón Amargo Sur”) due in 2036 and 2017, respectively.
On July 11, 2016, the partners of UT Coirón Amargo signed agreements to assign their interests whereby the area was divided in 3 (three) independent lots: Coirón Amargo Norte (“CAN”), Coirón Amargo Suroeste (“CASO”) which was assigned to Shell on April 1, 2021, and Coirón Amargo Sur Este (“CASE”).
CAN was made up of APCO Oil & Gas S.A.U. (“APCO SAU”, currently Vista Argentina), Madalena Energy Argentina S.R.L. (“Madalena”) and Gas y Petróleo del Neuquén S.A. (“G&P”) with 55%, 35% and 10%, respectively. Vista Argentina is the operator as from the date. The operating concession expires in 2036.
According to the Operating Committee’ minutes of December 28, 2017, the carry agreement was signed; thus, the contributions made and to be made will be recognized as higher assets or expenses, as the case may be, in terms of the amounts actually disbursed by them, regardless of contractual equity interests.
As from that date and until June 2020, Vista Argentina recognized its 61.11% interest in this joint operation, which is made up of its 55% contractual equity interest plus the 6.11% incremental portion acquired from G&P.
On July 7, 2020, due to the default in payment by partner Madalena and in agreement with Coirón Amargo Norte JOA, Vista Argentina, together with its partner G&P decided to remove Madalena from the agreement by subscribing addendum VIII to the venture agreement for the exploration and exploitation of CAN.
Ministry of Energy and Natural Resources Resolution No. 71/20 approved addendum VIII to the venture agreement and Decree No. 1,292/2020 of November 6, 2020, ratified such approval retroactively. Consequently, the Company, through its subsidiary Vista Argentina, increased its interest in the aforementioned JOA from 55% to 84.62% for no consideration.
As from that date, and maintaining the abovementioned carry system, the Company recognizes all its interests in this joint operation in its consolidated financial statements.

29.2.3 Águila Mora
On August 22, 2018, APCO SAU signed an assignment agreement (the “Águila Mora swap agreement”) whereby:
(i) Vista Argentina assigned to O&G Development Ltd S.A (actually “Shell Argentina S.A. o “Shell”) a 35% nonoperated working interest in CASO’s oil & gas properties;
(ii) O&G assigned to Vista Argentina a 90% operated working interest in Águila Mora’s oil and gas properties, plus a contribution up to 10,000 to refurbish its existing water infrastructure to benefit Shell and Vista Argentina operations.
Águila Mora swap agreement obtained the approvals from the Province of Neuquén on November 22, 2018. Therefore, as from that date, the Company retained a 10% working interest in CASO’s oil and gas properties and acquired a 90% working interest in Águila Mora’s oil and gas properties, becoming the operator according to the swap agreement. This transaction was measured at the fair value of the interest held by the participant assigned to Shell, and no profit or loss was booked as the result of the transaction.
Vista Argentina was notified of Decree No. 2,597/19 granted by the Province of Neuquén whereby G&P was granted the unconventional operating concession of Águila Mora area for 35 (thirty-five) years as from November 29, 2019 (renewable at due date provided that certain conditions are met for successive 10 (ten) year periods), replacing the unconventional exploration permit previously granted, expiring on November 29, 2054.
Vista Argentina maintains for such area a carry agreement for the interest in G&P and includes all its interests in this joint operation in the consolidated financial statements.
29.2.4. Acambuco
The Company has a 1.5% working interest in operating concession Acambuco, located in the Northwest basin, Province of Salta. The operating concession operator is Pan American Energy LLC (Sucursal Argentina) with a 52% working interest. The remainder partners are YPF S.A., Shell, and Northwest Argentina Corporation with an equity of 22.5%, 22.5% and 1.5%, respectively.
The operating concession Acambuco includes two operating plots:
(i) San Pedrito, which was declared to be marketable on February 14, 2001, and expires in 2036; and
(i) Macueta, which was declared to be marketable on February 16, 2005, and expires in 2040.
29.2.5 Aguada Federal and Bandurria Norte
On September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares directly and indirectly held in AFBN.
AFBN owns 50% of the nonoperated interest in the nonoperated concession of Aguada Federal and Bandurria Norte granted by the Province of Neuquén that expires in 2050. As of the date of acquisition was operated by Wintershall, the owner of the remainder 50%.
Under the transaction terms, Vista made no advance payments, but assumed the cost of carry for nominal value of 77,000 related to 50% of all investments to develop the acquired areas, which were related to Winterhsall’s interests and that expire on December 31, 2023. AFBN carried about 6,203 cash on hand and cash in banks as of the date of this transaction.
Pursuant to Company accounting policies including in Note 3.1.3, this transaction was recognized as an asset acquisition, recording an oil and gas property for 69,693, mainly related to unconventional assets. These assets were booked at the cost of liabilities assumed under the carry agreement.

Additionally, on January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remainder 50% of the interest operated in Bandurria Norte and Aguada Federal concessions from Wintershall; the Company became the area operator with con the 100% interest.
Under the transaction terms, the Company paid a total amount of 140,000, of which 90,000 was paid on the date of the transaction, and the remaining 50,000, in 8 (eight) equal quarterly instalments starting on April 2022. During the years ended December 31, 2023 and 2022, Vista paid 25,000 and 115,000, respectively.
As result of this transaction, Vista recognized an addition of 68,743 in “Property, plant and equipment” (see Note 13), and the transaction effectively cancels the carry consideration of 77,000 the Company had assumed on September 16, 2021.
On September 14, 2022, the Province of Neuquén issued Presidential Decrees No. 1,851/22 and No. 1,852/22 approving the assignment by Wintershall to Vista Argentina of the assets located in the Bandurria Norte and Aguada Federal areas, respectively.
29.2.6 Coirón Amargo Sur Oeste
The partners of this joint operation were initially APCO SAU, O&G Development Ltd. S.A. (“O&G”, currently Shell Argentina S.A. or “Shell”) and G&P with 45%, 45% and 10%, respectively.
On August 22, 2018, Vista Argentina assigned to O&G a 35% nonoperated interest in CASO.
On September 25, 2018, through Decree No. 1,578/18, CASO evaluation plot became a CENCH for 35 (thirty-five) years, maturing in 2053.
Through Decree No. 1,027/2021 of June 24, 2021, the Province of Neuquén approved the amendment of the venture agreement whereby Vista Argentina assigned its 10% working interest in the joint agreement over CASO area to Shell with retroactive effects as of April 1, 2021.
As of December 31, 2021, the Company received 15,000; and recognized a gain of 9,788 in “Other operating income” under “Gain from assets disposal” (Note 10.1); and a disposal of 11,784 in “Property, plant and equipment” (Note 13).
As December 31, 2023, 2022 and 2021, Vista Argentina has no interests whatsoever in CASO area.
29.2.7 Oil and gas properties in Mexico
On August 23, 2021, the Company through its subsidiary Vista Holding II completed assets transfer to Jaguar and Pantera, as follow: (i) the acquisition of a 50% working interest in
CS-01
(operated) area in addition to its 50% working interest, and (ii) the sale of its 50% working interest in
TM-01
and
A-10
(non-operating)
area. This transaction was agreed based on the cumulative costs incurred in each area.
As of December 31, 2021, as a result of this transaction the Company agreed to offset its accounts receivable from and payable to Jaguar and Pantera by 5,501; and recognized a disposal of 5,126 in “Property, plant and equipment”; and a net addition of 673 in “Other intangible assets” (Notes 13 and 14). These transactions did not generate cash flows.
The Company also paid consideration of 850 for the year ended December 31, 2021, and it recognized a gain of 198 in “Other operating income” under “Gain from assets disposal” mainly arising from reimbursements of operational expenses (Note 10.1).

29.2.8 Sur Rio Deseado Este
On March 21, 2021, the 25 (twenty-five) year term of Sur Río Deseado Este concession in the Golfo San Jorge basin, Province of Santa Cruz, in which Vista Argentina had a 16.94% interest, expired. The operator was Alianza Petrolera Argentina S.A. (“Alianza”) with a 79.05% interest, and SECRA S.A. had the remaining 4% interest. Moreover, Vista Argentina had a 44% interest in an exploration agreement in a portion of Sur Río Deseado concession; the operator of such agreement is Quintana E&P Argentina S.R.L.
As of the date of these consolidated financial statements, Alianza is going through the administrative formalities to complete the process to restore the area to the Province of Santa Cruz. The expenses required by such process should be assumed by the partners according to their interests in the area. Therefore, as of the date of issuance of these consolidated financial statements, Vista Argentina has no interest whatsoever in the operating concessions of Sur Río Deseado Este; and the results of assets and liabilities disposal it recognized in “Other operating income” under “Gain from assets disposal” for a total amount of 13 (Note 10.1).
29.3 Summarized financial information on the operated and nonoperated join operations
Below is the summarized financial information on the operated and nonoperated joint operations involving the Company, which assets, liabilities, revenue and expenses are not fully consolidated in the Company’s consolidated financial statements.
The summarized financial information disclosed below represents the amounts under IFRS of the related interests.

	As of December 31, 2023	As of December 31, 2022
Assets
Noncurrent assets	344,411	252,073
Current assets	878	13,702

Liabilities
Noncurrent liabilities	1,801	1,256
Current liabilities	11,860	55,106

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Revenue from contracts with customers	—	—	3,200
Operating costs	(1,687)	(943)	(4,406)
Depreciation, depletion and amortization	(78,860)	(43,139)	(3,626)
General and administrative expenses	(846)	(568)	(1,242)
Exploration expenses	—	—	(446)
Other operating income and expenses	—	2	(8,076)
Impairment of long -lived assets	(1,679)	—	—
Financial results, net	1,561	2,484	(586)

Total	(81,511)	(42,164)	(15,182)

29.4 Investment commitment
As of December 31, 2023, the Company has the following main commitments pending execution:
A-
Argentina
(i) In the area of Bajada del Palo Este, drill and complete 1 (one) horizontal well, but the assumed investment amount was met;
(ii) in the Entre Lomas area (Province of Río Negro), drill and complete 2 (two) development wells at an estimated cost of 4,400;
(iii) in the Entre Lomas area (Province of Río Negro), intervene 5 (five) wells with workover and abandon 2 (two) wells at an estimated cost of 3,000; and
(iv) in the 25 de Mayo-Medanito S.E. and Jagüel de los Machos areas (Province of Río Negro), intervene 6 (six) wells with workovers and abandon 19 (nineteen) wells at an estimated cost of 7,600.
Points (ii) to (iv) are subject to the conventional asset assignment agreement mentioned in Note 1.2.1, which establishes that investment commitments will be fully assumed by Aconcagua, as the area operator.
B-
Mexico
The Company has no commitments as of the date of the consolidated financial statements.
29.5 Well exploration costs
There are no balances or activity for costs of exploration wells for the years ended December 31, 2023, 2022 and 2021.